Land Use Rights and Others	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Land Use Rights and Others
18	LAND USE RIGHTS AND OTHERS
As of December 31, 2019, total land use rights amounted to RMB16,489 million (2018: RMB16,593 million). For the year ended December 31, 2019, the amortization of land use rights expensed in the profit or loss amounted to approximately RMB462 million (2018: approximately RMB467 million; 2017: approximately RMB446 million).
In addition to the land use rights, this item also comprises long-term prepaid expenses and financial assets.